Related Party Transactions	12 Months Ended
Feb. 29, 2012
Related Party Transactions [Text Block]
14.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2012	2011	2010

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$479,600

iii)	Incurred marketing consulting services with a company related by a director in common	$76,700	$74,200	$64,800

iv)	Incurred services from a company related by a director in common	$574	$748	$750

v)	Incurred consulting fees with a company related by an officer in common	$260,350	$239,118	$192,218

vi)	Incurred services from a company related by a director in common	$7,217	$4,070	$2,525

vii)	Incurred brokerage and placement agent fees and expenses from a company related by a director in common	$-	$-	$4,929

The above-noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.